Fair value measurement (Details) - Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Total Assets	¥ 9,000	¥ 11,500
Wealth management products
Assets
Short-term investments	9,000	11,500
Level 2
Assets
Total Assets	9,000	11,500
Level 2 | Wealth management products
Assets
Short-term investments	¥ 9,000	¥ 11,500